Condensed Consolidated Statement of Cash Flow (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Operations	$ 288,159	$ 293,334
Investments	(74,500)	(100,794)
Financing	(231,814)	(169,085)
Effect of exchange rate changes on cash and cash equivalents	(3,770)	8,090
Increase (decrease) in cash and cash equivalents	(21,925)	31,545
Cash and cash equivalents, beginning of year	96,626	65,081
Cash and cash equivalents, end of year	74,701	96,626
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Operations	480,215	351,782
Investments	(56,937)	(75,740)
Financing	(438,350)	(247,017)
Effect of exchange rate changes on cash and cash equivalents	(1,415)	2,691
Increase (decrease) in cash and cash equivalents	(16,487)	31,716
Cash and cash equivalents, beginning of year	37,138	5,422
Cash and cash equivalents, end of year	20,651	37,138
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Operations	(2,680)	44,453
Investments	(15,337)	(16,253)
Financing	21,936	(39,285)
Effect of exchange rate changes on cash and cash equivalents	(1,683)	3,131
Increase (decrease) in cash and cash equivalents	2,236	(7,954)
Cash and cash equivalents, beginning of year	30,862	38,816
Cash and cash equivalents, end of year	33,098	30,862
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Investments	(410,979)	(286,302)
Financing	410,979	286,302
Parent [member]
Disclosure of subsidiaries [Line Items]
Operations	(189,376)	(102,901)
Investments	408,753	277,501
Financing	(226,379)	(169,085)
Effect of exchange rate changes on cash and cash equivalents	(672)	2,268
Increase (decrease) in cash and cash equivalents	(7,674)	7,783
Cash and cash equivalents, beginning of year	28,626	20,843
Cash and cash equivalents, end of year	$ 20,952	$ 28,626